Related party transactions (Details Narrative) - USD ($) $ in Millions	3 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Payables to related parties	$ 0.1		$ 0.4
Shares granted	0.2	$ 0.8
Stock options [member]
IfrsStatementLineItems [Line Items]
Compensation expense	0.2	0.1
RSUs [member]
IfrsStatementLineItems [Line Items]
Compensation expense	$ 0.3	$ 0.2